PROVISIONS - Summary of Provisions Reconciliation (Details) - GBP (£) £ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025
Disclosure of other provisions [line items]
Beginning balance	£ 683	£ 683
Additional provisions		505
Provisions released		(5)
Utilisation and other		(292)
Reclassification from provisions to other assets		59
Ending balance		950
Customer remediation - Motor
Disclosure of other provisions [line items]
Beginning balance	461	461
Additional provisions		179
Provisions released		0
Utilisation and other		(17)
Reclassification from provisions to other assets		0
Ending balance	633	623
Restructuring
Disclosure of other provisions [line items]
Beginning balance	21	21
Additional provisions		95
Provisions released		0
Utilisation and other		(44)
Reclassification from provisions to other assets		0
Ending balance		72
Property
Disclosure of other provisions [line items]
Beginning balance	31	31
Additional provisions		9
Provisions released		0
Utilisation and other		(5)
Reclassification from provisions to other assets		0
Ending balance		35
Other - restructuring and specific provisions
Disclosure of other provisions [line items]
Beginning balance	10	10
Additional provisions		85
Provisions released		(2)
Utilisation and other		(92)
Reclassification from provisions to other assets		0
Ending balance		1
ECL on undrawn facilities and guarantees
Disclosure of other provisions [line items]
Beginning balance	83	83
Additional provisions		6
Provisions released		(3)
Utilisation and other		0
Reclassification from provisions to other assets		0
Ending balance		86
Regulatory levies and fees
Disclosure of other provisions [line items]
Beginning balance	6	6
Additional provisions		83	£ 93
Provisions released		0
Utilisation and other		(18)
Reclassification from provisions to other assets		0
Ending balance		71
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	19	19
Additional provisions		0
Provisions released		0
Utilisation and other		(59)
Reclassification from provisions to other assets		59
Ending balance		19
Litigation and other regulatory
Disclosure of other provisions [line items]
Beginning balance	38	38
Additional provisions		0
Provisions released		0
Utilisation and other		(6)
Reclassification from provisions to other assets		0
Ending balance		32
Customer remediation - other
Disclosure of other provisions [line items]
Beginning balance	7	7
Additional provisions		0
Provisions released		0
Utilisation and other		(1)
Reclassification from provisions to other assets		0
Ending balance		6
Other - fraud and operational losses
Disclosure of other provisions [line items]
Beginning balance	£ 7	7
Additional provisions		48
Provisions released		0
Utilisation and other		(50)
Reclassification from provisions to other assets		0
Ending balance		£ 5